GARTMORE VARIABLE INSURANCE TRUST

Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund

Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund and Gartmore GVIT Mid Cap Growth Fund

Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund

Gartmore GVIT Nationwide Leaders Fund and Gartmore GVIT Worldwide Leaders Fund

Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund and Gartmore GVIT Global Utilities Fund

GVIT Small Cap Fund, GVIT Small Company Fund and GVIT Small Cap Growth Fund

Comstock GVIT Value Fund (Class I, Class II and Class IV Shares), Dreyfus GVIT International Value Fund (Class I, Class II, Class III, Class IV and Class VI Shares), Dreyfus GVIT Mid Cap Index Fund (Class I, Class II and Class III Shares), Federated GVIT High Income Bond Fund (Class I and Class III Shares), GVIT Equity 500 Index Fund (Class I, Class II and Class IV Shares), J.P. Morgan GVIT Balanced Fund (Class I and Class IV Shares) and Van Kampen GVIT Multi Sector Bond Fund (Class I and Class III Shares)

Gartmore GVIT Money Market Fund II

Gartmore GVIT Developing Markets Fund

Dreyfus GVIT Mid Cap Index Fund (Class II)

Gartmore GVIT Global Small Companies Fund and Gartmore GVIT OTC Fund

Prospectus Supplement dated September 29, 2004
to Prospectuses dated April 29, 2004

Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund
Prospectus Supplement dated September 29, 2004
to Prospectus dated April 29, 2004.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

1.	At a meeting held on September 15, 2004, the Board of Trustees of Gartmore Variable Insurance Trust called a special meeting of the shareholders of Gartmore Variable Insurance Trust to take place on December 23, 2004 for the purposes of approving (a) the election of a Board of Trustees; and (b) the redomestication of Gartmore Variable Insurance Trust into a Delaware statutory trust. Shareholders of the Gartmore Variable Insurance Trust will receive a proxy statement prior to the shareholder meeting with additional information about each of the above referenced proposals.

2.	At a meeting held on September 15, 2004, the Board of Trustees of Gartmore Variable Insurance Trust approved a change in the composite benchmarks of Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund. The Board of Trustees believes that the new benchmarks will better enable investors to determine how the Fund’s asset allocation policy performed. Accordingly, the fee tables and footnotes appearing on page 8 of the Core Asset Allocation Series prospectus dated April 29, 2004 is deleted in its entirety and replaced with the following:

Average Annual Returns as of December 31, 2003

	One	Since
	Year	Inception[1]
Aggressive Fund--Class II shares	31.87%	4.24%
Aggressive Fund--Class VI shares[2]	31.87%	4.24%
Aggressive Fund Composite Index[3,14]	33.37%	5.05%
Aggressive Fund Composite Index
(prior to September 29, 2004)[14,15]	27.39%	0.92%
Moderately Aggressive Fund--Class II shares	26.64%	4.47%
Moderately Aggressive Fund--Class VI shares[2]	26.64%	4.47%
Moderately Aggressive Fund Composite Index[4,14]	27.76%	5.18%
Moderately Aggressive Fund Composite Index
(prior to September 29, 2004)[14,16]	23.34%	1.76%
Moderate Fund--Class II shares	20.05%	4.50%
Moderate Fund--Class VI shares[2]	20.05%	4.50%
Moderate Fund Composite Index[5,14]	20.90%	4.92%
Moderate Fund Composite Index
(prior to September 29, 2004)[14,17]	17.96%	2.57%
Moderately Conservative Fund--Class II shares	13.70%	4.61%
Moderately Conservative Fund--Class VI shares[2]	13.70%	4.61%
Moderately Conservative Fund Composite Index[6,14]	14.29%	4.89%
Moderately Conservative Fund Composite Index
(prior to September 29, 2004)[14,18]	12.73%	3.26%
Conservative Fund--Class II shares	7.91%	4.15%
Conservative Fund--Class VI shares[2]	7.91%	4.15%
Conservative Fund Composite Index[7,14]	8.09%	4.20%
Conservative Fund Composite Index
(prior to September 29, 2004)[14,19]	7.35%	3.29%
LB U.S. Aggregate Bond Index[8,14]	4.11%	7.14%
MSCI EAFE Index[9,14]	39.17%	8.34%
S&P 500® Index[10,14]	28.70%	0.12%
S&P MidCap 400® Index[11,14]	35.61%	7.67%
Russell 2000® Index[12,14]	47.25%	8.21%
Citigroup 3-Month T Bill Index[13,14]	1.07%	1.39%

[1]	The Funds began operations on December 12, 2001. Existing shares were designated Class II shares as of April 29, 2004.

[2]	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

[3]	The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500 Index (95%) and the LB U.S. Aggregate Bond Index (5%).

[4]	The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500 Index (80%), the LB U.S. Aggregate Bond Index (15%), and the Citigroup 3-Month T Bill Index (5%).

[5]	The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500 Index (60%), the LB U.S. Aggregate Bond Index (25%) and the Citigroup 3-Month T Bill Index (15%).

[6]	The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the LB U.S. Aggregate Bond Index (35%), the Citigroup 3-Month T Bill Index (25%) and the S&P 500 Index (40%).

[7]	The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Conservative Composite Index is a combination of the Citigroup 3-Month T Bill Index (45%), the LB U.S. Aggregate Bond Index (35%) and the S&P 500 Index (20%).

[8]	The LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

[9]	The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

[10]	The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy.

[11]	The S&P MidCap 400® Index is an unmanaged index that measures the performance of mid-sized U.S. companies.

[12]	The Russell 2000® Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

[13]	The Citigroup 3-Month T Bill Index is an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

[14]	Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.

[15]	The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Aggressive Fund Composite Index was a combination of the S&P 500 Index (40%), the MSCI EAFE Index (30%), the S&P Mid Cap 400 Index (15%), the Russell 2000 Index (10%) and the LB U.S. Aggregate Bond Index (5%). The composition of the Aggressive Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

[16]	The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Moderately Aggressive Fund Composite Index was a combination of the S&P 500 Index (35%), the MSCI EAFE Index (25%), the S&P Mid Cap 400 Index (15%), the LB U.S. Aggregate Bond Index (15%), the Russell 2000 Index (5%) and the Citigroup 3-Month T Bill Index (5%). The composition of the Moderately Aggressive Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

[17]	The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Moderate Fund Composite Index was a combination of the S&P 500 Index (30%), the LB U.S. Aggregate Bond Index (25%), the MSCI EAFE Index (15%), the Citigroup 3-Month T Bill Index (15%), the S&P Mid Cap 400 Index (10%) and the Russell 2000 Index (5%). The composition of the Moderate Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

[18]	The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Moderately Conservative Fund Composite Index was a combination of the LB U.S. Aggregate Bond Index (35%), the Citigroup 3-Month T Bill Index (25%), the S&P 500 Index (20%), the S&P Mid Cap 400 Index (10%) and the MSCI EAFE Index (10%). The composition of the Moderately Conservative Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

[19]	The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Conservative Composite Index was a combination of the Citigroup 3-Month T Bill Index (45%), the LB U.S. Aggregate Bond Index (35%), the S&P 500 Index (10%), the S&P Mid Cap 400 Index (5%) and the MSCI EAFE Index (5%). The composition of the Conservative Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.